UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Lansdowne Partners Limited Partnership

Address:  15 Davies Street
          London W1K 3AG
          England

13F File Number: 028-11089

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

By:          Lansdowne Partners Limited
             as general partner
Name:        Paul M. Ruddock
Title:       Director
Phone:       44-20-7290-5500


Signature, Place and Date of Signing:

/s/ Paul M. Ruddock             London, England             February 14, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).


List of Other Managers Reporting for this Manager:


NONE


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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       8

Form 13F Information Table Entry Total:  72

Form 13F Information Table Value Total: $9,111,897

                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number    Name

1.   028-11976               Lansdowne Global Financials Fund Ltd.
2.   028-11978               Lansdowne UK Equity Fund Ltd.
3.   028-11979               Lansdowne European Equity Fund Ltd.
4.   028-12718               Lansdowne Global Financials Fund L.P.
5.   028-13403               Lansdowne European Long Only Fund Ltd.
6.   028-13736               Lansdowne UK Strategic Investment Master Fund Ltd.
7.   028-13734               Lansdowne UK Equity Fund L.P.
8.   028-13735               Lansdowne European Strategic Equity Fund L.P.


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                                                  FORM 13F INFORMATION TABLE
                                                       December 31, 2010

COLUMN 1                     COLUMN  2         COLUMN 3    COLUMN 4      COLUMN 5       COLUMN 6    COLUMN 7        COLUMN 8

                                                            VALUE    SHRS OR  SH/ PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS    CUSIP       (X$1000)  PRN AMT  PRN CALL  DISCRETION  MANAGERS  SOLE     SHARED  NONE
ACCENTURE PLC IRELAND        SHS CLASS A       G1151C101   75,502   1,557,056 SH        DEFINED      7       1,557,056
ACCENTURE PLC IRELAND        SHS CLASS A       G1151C101  443,791   9,152,219 SH        DEFINED      2       9,152,219
ACCENTURE PLC IRELAND        SHS CLASS A       G1151C101   28,750     592,903 SH        DEFINED      6         592,903
BANK OF NEW YORK MELLON CORP COM               064058100   16,498     546,280 SH        DEFINED      4         546,280
BANK OF NEW YORK MELLON CORP COM               064058100   58,397   1,933,689 SH        DEFINED      1       1,933,689
BLACKSTONE GROUP L P         COM UNIT LTD      09253U108    7,758     548,271 SH        DEFINED      4         548,271
BLACKSTONE GROUP L P         COM UNIT LTD      09253U108   27,461   1,940,734 SH        DEFINED      1       1,940,734
CIT GROUP INC                COM NEW           125581801   18,507     392,930 SH        DEFINED      4         392,930
CIT GROUP INC                COM NEW           125581801   65,510   1,390,869 SH        DEFINED      1       1,390,869
CITIGROUP INC                COM               172967101   54,943  11,615,887 SH        DEFINED      4      11,615,887
CITIGROUP INC                COM               172967101  194,430  41,105,674 SH        DEFINED      1      41,105,674
CME GROUP INC                COM               12572Q105    8,143      25,309 SH        DEFINED      4          25,309
CME GROUP INC                COM               12572Q105   28,824      89,585 SH        DEFINED      1          89,585
COCA COLA CO                 COM               191216100  166,451   2,530,799 SH        DEFINED      7       2,530,799
COCA COLA CO                 COM               191216100  978,463  14,877,045 SH        DEFINED      2      14,877,045
COCA COLA CO                 COM               191216100   62,054     943,501 SH        DEFINED      6         943,501
COCA COLA CO                 COM               191216100   37,752       5,740     CALL  DEFINED      7           5,740
COCA COLA CO                 COM               191216100  225,328      34,260     CALL  DEFINED      2          34,260
COLGATE PALMOLIVE CO         COM               194162103   70,438     876,416 SH        DEFINED      7         876,416
COLGATE PALMOLIVE CO         COM               194162103  414,060   5,151,920 SH        DEFINED      2       5,151,920
COLGATE PALMOLIVE CO         COM               194162103   29,122     362,352 SH        DEFINED      6         362,352
COLGATE PALMOLIVE CO         COM               194162103   28,837       3,588     CALL  DEFINED      7           3,588
COLGATE PALMOLIVE CO         COM               194162103  172,088      21,412     CALL  DEFINED      2          21,412
CREDICORP LTD                COM               G2519Y108    7,828      65,834 SH        DEFINED      4          65,834
CREDICORP LTD                COM               G2519Y108   27,710     233,035 SH        DEFINED      1         233,035
GOLDMAN SACHS GROUP INC      COM               38141G104   43,448     258,374 SH        DEFINED      4         258,374
GOLDMAN SACHS GROUP INC      COM               38141G104  153,658     913,759 SH        DEFINED      1         913,759
GOLDMAN SACHS GROUP INC      COM               38141G104   88,683     527,374 SH        DEFINED      7         527,374
GOLDMAN SACHS GROUP INC      COM               38141G104  521,315   3,100,114 SH        DEFINED      2       3,100,114
GOLDMAN SACHS GROUP INC      COM               38141G104   23,823     141,670 SH        DEFINED      6         141,670
INTEL CORP                   COM               458140100   81,076   3,855,236 SH        DEFINED      7       3,855,236
INTEL CORP                   COM               458140100  476,516  22,658,888 SH        DEFINED      2      22,658,888
INTEL CORP                   COM               458140100   32,445   1,542,783 SH        DEFINED      6       1,542,783
INTERNATIONAL BUSINESS MACHS COM               459200101  124,974     851,551 SH        DEFINED      7         851,551
INTERNATIONAL BUSINESS MACHS COM               459200101  734,645   5,005,757 SH        DEFINED      2       5,005,757
INTERNATIONAL BUSINESS MACHS COM               459200101   49,224     335,407 SH        DEFINED      6         335,407
INVESCO LTD                  SHS               G491BT108   13,679     568,542 SH        DEFINED      4         568,542
INVESCO LTD                  SHS               G491BT108   48,358   2,009,885 SH        DEFINED      1       2,009,885
JPMORGAN CHASE & CO          COM               46625H100   10,671     251,556 SH        DEFINED      4         251,556
JPMORGAN CHASE & CO          COM               46625H100   37,773     890,444 SH        DEFINED      1         890,444
JPMORGAN CHASE & CO          COM               46625H100  154,753   3,648,119 SH        DEFINED      7       3,648,119
JPMORGAN CHASE & CO          COM               46625H100  909,738  21,445,971 SH        DEFINED      2      21,445,971
JPMORGAN CHASE & CO          COM               46625H100   59,533   1,403,413 SH        DEFINED      6       1,403,413
KKR & CO L P DEL             COM UNITS         48248M102   10,713     754,424 SH        DEFINED      4         754,424
KKR & CO L P DEL             COM UNITS         48248M102   37,905   2,669,360 SH        DEFINED      1       2,669,360
MEDIVATION INC               COM               58501N101    5,767     380,170 SH        DEFINED      7         380,170
MEDIVATION INC               COM               58501N101   33,902   2,234,791 SH        DEFINED      2       2,234,791
MEDIVATION INC               COM               58501N101   10,699     705,280 SH        DEFINED      6         705,280
NIKE INC                     CL B              654106103  138,279   1,618,814 SH        DEFINED      7       1,618,814
NIKE INC                     CL B              654106103  812,844   9,515,848 SH        DEFINED      2       9,515,848
NIKE INC                     CL B              654106103   56,020     655,815 SH        DEFINED      6         655,815
OWENS CORNING NEW            COM               690742101   11,706     375,781 SH        SOLE                   375,781
OWENS CORNING NEW            COM               690742101   18,289     587,134 SH        DEFINED      3         587,134
OWENS CORNING NEW            COM               690742101    8,199     263,210 SH        DEFINED      5         263,210
OWENS CORNING NEW            COM               690742101    8,656     277,876 SH        DEFINED      8         277,876
PROSHARES TR                 PSHS ULTSH 20YRS  74347R297      405      10,921 SH        SOLE                    10,921
PROSHARES TR                 PSHS ULSHT 7-10Y  74347R313      270       6,380 SH        SOLE                     6,380
PROSHARES TR                 PSHS ULTSH 20YRS  74347R297   10,690     288,601 SH        DEFINED      3         288,601
PROSHARES TR                 PSHS ULSHT 7-10Y  74347R313    7,139     168,601 SH        DEFINED      3         168,601
PROSHARES TR                 PSHS ULTSH 20YRS  74347R297    5,060     136,603 SH        DEFINED      8         136,603
PROSHARES TR                 PSHS ULSHT 7-10Y  74347R313    3,379      79,803 SH        DEFINED      8          79,803
RESPONSE GENETICS INC        COM               76123U105    9,074   3,658,676 SH        DEFINED      6       3,658,676
VALE S A                     ADR               91912E105    7,058     204,179 SH        DEFINED      7         204,179
VALE S A                     ADR               91912E105   41,492   1,200,243 SH        DEFINED      2       1,200,243
WELLS FARGO & CO NEW         COM               949746101   26,956     869,824 SH        DEFINED      4         869,824
WELLS FARGO & CO NEW         COM               949746101   95,362   3,077,176 SH        DEFINED      1       3,077,176
WELLS FARGO & CO NEW         COM               949746101  128,747   4,154,469 SH        DEFINED      7       4,154,469
WELLS FARGO & CO NEW         COM               949746101  756,826  24,421,628 SH        DEFINED      2      24,421,628
WELLS FARGO & CO NEW         COM               949746101   53,505   1,726,522 SH        DEFINED      6       1,726,522

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